Earnings per share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Schedule of earnings per share

	For the six month period ended

	June 30, 2026	June 30, 2025

Result for the period (in USD)	733,213,807	51,766,350
Weighted average number of ordinary shares	290,169,769	194,216,835
Basic earnings per share (in USD)	2.53	0.27

(in shares)	Shares issued	Treasury shares	Shares outstanding	Weighted number of shares
On issue at January 1, 2026	315,977,647	25,807,878	290,169,769	290,169,769
Issuance of shares	—	—	—	—
Purchases of treasury shares	—	—	—	—
Withdrawal of treasury shares	—	—	—	—
Transfer of treasury shares	—	—	—	—
On issue at June 30, 2026	315,977,647	25,807,878	290,169,769	290,169,769